Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Leases [Abstract]
Operating lease expense	$ 47,154	$ 56,052	$ 111,855